Intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 416	€ 1,556
Acquisitions	0	0
Additional considerations	0	2,000
Disposals	0	0
Amortizations	(297)	(2,651)
Transfers	0	0
Intangible assets other than goodwill at end of period	119	903
Monalizumab agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortizations	(294)	(651)
Agreement with Orega Biotech
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortizations		(2,000)
Purchased licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	413	1,556
Acquisitions	0	0
Additional considerations	0	2,000
Disposals	0	0
Amortizations	(294)	(2,651)
Transfers	0	0
Intangible assets other than goodwill at end of period	119	903
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3	0
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	(3)	0
Transfers	0	0
Intangible assets other than goodwill at end of period	0	0
In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	0	0
Transfers	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0